ING MUTUAL FUNDS

ING Global Equity Dividend Fund

(the “Fund”)

Supplement dated May 17, 2011

to the Funds’ Class A, Class B, Class C, Class I, Class O

and Class W Prospectus dated February 28, 2011

(“Prospectus”)

Effective June 1, 2011 the Fund’s Prospectus is revised as follows:

1.     The section entitled “Portfolio Management — Portfolio Managers” of the summary section of the Fund’s Prospectus, is deleted in its entirety and replaced with the following:

Portfolio Managers
Nicolas Simar	Herman Klein
Portfolio Manager (since 01/06)	Portfolio Manager (since 11/10)

Bruno Springael
Portfolio Manager (since 06/11)

2.     The third paragraph of the section entitled “Management of the Funds — ING Global Equity Dividend Fund” of the Fund’s Prospectus is hereby deleted and replaced with the following:

Bruno Springael, Head of Corporate Analytics for Developed Markets and Senior Investment Manager, Global High Dividend, joined BBL Asset Management (a predecessor of IIMA) in 1987. Before becoming Head of Corporate Analytics, Mr. Springael was deputy head of Equity Investments and head of the Global Sectors team for IIMA since July of 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Global Equity Dividend Fund

(the “Fund”)

Supplement dated May 17, 2011

to the Funds’ Class A, Class B, Class C, Class I, Class O

and Class W Statement of Additional Information dated February 28, 2011

(“SAI”)

Effective June 1, 2011, the Fund’s SAI is amended to reflect the following:

1.               The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers — Global Equity Dividend Fund” in the Fund’s SAI are hereby deleted in their entirety and replaced with the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
Nicholas Simar	3	$1,347,000,000	1	$1,617,000,000	2	$249,000,000
Herman Klein	2	$1,256,000,000	6	$3,412,000,000	0	$0
Bruno Springael(1)	2	$1,238,000,000	6	$3,431,000,000	0	$0

*   None of the accounts managed are subject to performance fees.

(1)  As of April 30, 2011

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Nicholas Simar	None
Herman Klein	None
Bruno Springael(1)	None

(1)  As of April 30, 2011

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE